Stock-Based Compensation (Details 3) - Restricted Stock Awards - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Number of Shares
Unvested, December 31, 2018	900,000	0
Granted	0	2,500,000
Released	(450,000)	(1,600,000)
Unvested, March 31, 2019	450,000	900,000
Weighted Average Grant Date Fair Value
Unvested, December 31, 2018	$ 0.19	$ 0.00
Granted	0	0.19
Released	0.19	0.19
Unvested, March 31, 2019	$ 0.19	$ 0.19
Omnibus Incentive Plan 2014
Number of Shares
Unvested, December 31, 2018	643,501	1,050,000
Granted		643,501
Released		(1,050,000)
Unvested, March 31, 2019		643,501
Weighted Average Grant Date Fair Value
Unvested, December 31, 2018	$ 0.26	$ 0.75
Granted		0.26
Released		0.75
Unvested, March 31, 2019		$ 0.26